Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2022	2023	2024

Risk-free interest rates	1.52%-4.08%	3.81%-5.13%	4.14%-4.85%
Expected volatility	46.29%-50.26%	50.31%-50.55%	50.22%-50.39%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$10.6625-$17.8550	$17.1475-$36.3175	$24.0275-$36.4100
Fair value of share option	$10.6560-$17.8485	$17.1425-$36.3127	$24.0226-$36.4051

Schedule of recognized share-based compensation expenses

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Costs of revenues	33,788	132,470	412,721	56,543
Sales and marketing expenses	2,158,676	2,354,097	2,216,792	303,699
General and administrative expenses	3,004,327	2,289,272	4,742,816	649,763
Research and development expenses	2,521,574	2,302,955	2,511,235	344,038
	7,718,365	7,078,794	9,883,564	1,354,043

Employee Stock Option
Share-Based Compensation
Schedule of share-based compensation activities

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of December 31, 2023	415,445,632	0.0065	10.4340	15,193,262	15.71
Granted	11,047,000	0.0065	30.9747
Forfeited	(8,614,000)	0.0065	7.9589
Exercised	(27,456,108)	0.0065	4.5281
Outstanding as of December 31, 2024	390,422,524	0.0065	11.4851	9,464,232	14.93
Vested and expected to vest as of December 31, 2024	390,422,524	0.0065	11.4851	9,464,232	14.93
Exercisable as of December 31, 2024	291,135,489	0.0065	7.0678	7,057,415	13.70

RSUs
Share-Based Compensation
Schedule of share-based compensation activities

		Weighted
		average grant
	Number of RSUs	date fair value
		US$
Outstanding as of December 31, 2023	88,462,616	18.8600
Granted	12,748,476	30.6378
Vested	(28,508,800)	18.7268
Forfeited	(4,960,944)	18.3092
Outstanding as of December 31, 2024	67,741,348	21.1730